Combined Statements of Comprehensive Income - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net income		$ 155,822	$ 1,310,272
Other comprehensive income (loss):
Foreign currency translation adjustment	[1]	309,410	(136,194)
Unrealized gain on net investment hedges, including income taxes of nil	[1]	32,244	112,235
Total other comprehensive income (loss)		341,654	(23,959)
Comprehensive income		497,476	1,286,313
Comprehensive income attributable to:
Stapled unitholders		497,349	1,285,988
Non-controlling interests		127	325
Comprehensive income		$ 497,476	$ 1,286,313

[1]	(1) Items that may be reclassified subsequently to net income if a foreign subsidiary is disposed of or hedges are terminated or no longer assessed as effective (note 2(h)).